Time Deposit Maturities (Tables)	12 Months Ended
Dec. 31, 2018
Maturities of Time Deposits [Abstract]
Schedule of Time Deposits Included in Interest-Bearing Deposits

(Dollars in thousands)
2019	$2,794,861
2020	690,119
2021	130,454
2022	396,340
2023	75,270
2024 and after	18,733
Total	$4,105,777